Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales [Abstract]
Sales to external parties	$ 6,955	$ 5,043	$ 5,271
Inter-segment sales	0	0	0
Total sales	6,955	5,043	5,271
Operating income (loss) [Abstract]
Segment operating income (loss)	1,194	509	760
Other expenses not allocated to segments	16	(307)	(4)
Operating income	1,210	202	756
Financing expenses, net	(122)	(158)	(129)
Share in earnings of equity-accounted investees	4	5	1
Income before income taxes	1,092	49	628
Depreciation And Amortisation Expense	484	579	433
Capital expenditures as part of business combination	377	26
Implementation of IFRS 16			339
Capital expenditures	669	696	693
Industrial Products [Member]
Sales [Abstract]
Sales to external parties	1,601	1,242	1,307
Inter-segment sales	16	13	11
Total sales	1,617	1,255	1,318
Operating income (loss) [Abstract]
Segment operating income (loss)	435	303	338
Depreciation And Amortisation Expense	65	77	67
Capital expenditures as part of business combination	0	0
Implementation of IFRS 16			8
Capital expenditures	74	84	66
Potash [Member]
Sales [Abstract]
Sales to external parties	1,768	1,183	1,330
Inter-segment sales	163	163	164
Total sales	1,931	1,346	1,494
Operating income (loss) [Abstract]
Segment operating income (loss)	399	120	289
Depreciation And Amortisation Expense	165	166	149
Capital expenditures as part of business combination	0	0
Implementation of IFRS 16			95
Capital expenditures	298	296	383
Phosphate Solutions [Member]
Sales [Abstract]
Sales to external parties	2,334	1,871	1,901
Inter-segment sales	98	77	79
Total sales	2,432	1,948	1,980
Operating income (loss) [Abstract]
Segment operating income (loss)	307	66	100
Depreciation And Amortisation Expense	215	210	177
Capital expenditures as part of business combination	0	0
Implementation of IFRS 16			113
Capital expenditures	238	275	213
Innovative Ag Solutions [Member]
Sales [Abstract]
Sales to external parties	1,226	715	699
Inter-segment sales	19	16	18
Total sales	1,245	731	717
Operating income (loss) [Abstract]
Segment operating income (loss)	121	40	21
Depreciation And Amortisation Expense	38	25	21
Capital expenditures as part of business combination	377	0
Implementation of IFRS 16			9
Capital expenditures	36	20	21
Other activities [Member]
Sales [Abstract]
Sales to external parties	26	32	34
Inter-segment sales	2	3	3
Total sales	28	35	37
Operating income (loss) [Abstract]
Segment operating income (loss)	(8)	(5)	19
Depreciation And Amortisation Expense	2	3	22
Capital expenditures as part of business combination	0	26
Implementation of IFRS 16			105
Capital expenditures	6	6	4
Reconciliations [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(298)	(272)	(275)
Total sales	(298)	(272)	(275)
Operating income (loss) [Abstract]
Segment operating income (loss)	(60)	(15)	(7)
Depreciation And Amortisation Expense	(1)	98	(3)
Capital expenditures as part of business combination	0	0
Implementation of IFRS 16			9
Capital expenditures	$ 17	$ 15	$ 6